Document and Entity Information	9 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	DUO WORLD INC
Entity Central Index Key	0001635136
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company